Description of Business and Segmented Disclosures - Schedule of Revenues by Product (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Upstream
Revenue	$ 14,577	$ 17,471	$ 39,070	$ 52,834
U.S. Manufacturing
Consolidated	14,577	17,471	39,070	52,834
Corporate and Eliminations
Upstream
Revenue	(2,729)	(2,426)	(6,069)	(5,772)
U.S. Manufacturing
Corporate and Eliminations (2)	(2,729)	(2,426)	(6,069)	(5,772)
Consolidated	(2,729)	(2,426)	(6,069)	(5,772)
Upstream
Upstream
Crude Oil	6,666	7,384	17,671	24,143
Natural Gas (2)	563	973	1,975	2,740
NGLs	382	571	1,088	1,684
Other	37	96	183	331
Revenue	7,648	9,024	20,917	28,898
Canadian Manufacturing
Synthetic Crude Oil	6,666	7,384	17,671	24,143
U.S. Manufacturing
Consolidated	7,648	9,024	20,917	28,898
Downstream
Upstream
Revenue	9,658	10,873	24,222	29,708
U.S. Manufacturing
Consolidated	9,658	10,873	24,222	29,708
Downstream | Canadian Manufacturing
Upstream
Crude Oil	657	657	1,607	1,786
Canadian Manufacturing
Synthetic Crude Oil	657	657	1,607	1,786
Diesel	460	567	1,286	1,544
Gasoline	162	298	410	837
Asphalt	200	248	431	482
Other Products and Services	326	398	942	1,371
U.S. Manufacturing
Gasoline	162	298	410	837
Distillates	460	567	1,286	1,544
Asphalt	200	248	431	482
Other Products (2)	326	398	942	1,371
Downstream | U.S. Manufacturing
Canadian Manufacturing
Diesel	2,871	3,384	7,169	8,535
Gasoline	3,822	3,919	9,336	11,180
Asphalt	326	196	610	402
Other Products and Services	834	1,206	2,431	3,571
U.S. Manufacturing
Gasoline	3,822	3,919	9,336	11,180
Distillates	2,871	3,384	7,169	8,535
Asphalt	326	196	610	402
Other Products (2)	$ 834	$ 1,206	$ 2,431	$ 3,571